Financial Instruments, Financial Risks and Capital Management	6 Months Ended
Jun. 30, 2023
General Information and Reorganization Transactions [Abstract]
Financial instruments, financial risks and capital management

Note 4 — Financial instruments, financial risks and capital management

(a)	Categories of financial instruments

The following table sets out the financial instruments as at the end of the reporting period:

	June 30, 2023	December 31, 2022
	EUR	EUR
Financial assets
Financial assets at amortized cost	4,717,014	383,890

Financial liabilities
Financial liabilities at amortized cost	720,048	896,422
Lease liabilities	4,697	307,410

(b)	Financial risk management policies and objectives

The Group’s overall risk management policy seeks to minimize potential adverse effects on financial performance of the Group. There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risk. The risks associated with these financial instruments and the policies to mitigate these risks are set out below.

(i)	Credit risk management

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group’s credit risk is primarily attributable to its cash and cash equivalents and trade receivables and other receivables.

As at June 30, 2023, approximately 60% of the Group’s trade receivable arose from 1 customer. (As at December 31, 2022: approximately 75% of the Group’s trade receivable arose from 3 customers, each accounted for over 10% of our total revenue). In order to minimize the credit risk, the management of the Group has delegated a team responsible for determination of credit limits and credit approvals.

Cash and cash equivalents are placed with credit-worthy financial institutions with high credit ratings assigned by international credit-rating agencies and therefore credit risk is limited. The Group has adopted procedures in extending credit terms to customers and monitoring its credit risk. Credit evaluations are performed on customers requiring credit over a certain amount. Before accepting any new customer, the Group carries out research on the credit risk of the new customer and assesses the potential customer’s credit quality and defines credit limits by customer. Limits attributed to customers are reviewed when necessary.

The Group’s current credit risk grading framework comprises the following categories:

Category	Description	Basis of recognizing ECL
Low risk	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.	Lifetime ECL—not credit-impaired
In default	There is evidence indicating the asset is credit-impaired.	Lifetime ECL—credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.	Amount is written off

The table below details the credit quality of the Group’s financial assets as well as maximum exposure to credit risk by credit risk rating grades:

Financial assets at amortized cost	12-month or lifetime ECL	Gross carrying amount EUR	Loss allowance EUR	Net carrying amount EUR
As at June 30, 2022
Trade receivables	Lifetime ECL – Not credit-impaired	70,834	-	70,834
Other receivables	12-month ECL	19,838	-	19,838
		90,672	-	90,672
As at December 31, 2022
Trade receivables	Lifetime ECL – Not credit-impaired	31,660	-	31,660
Other receivables	12-month ECL	5,001	-	5,001
		36,661	-	36,661
As at June 30, 2023
Trade receivables	Lifetime ECL – Not credit-impaired	33,726	-	33,726
Other receivables	12-month ECL	64,227	-	64,227
		97,953	-	97,953

(ii)	Interest rate risk management

Interest rate risk arises from the potential changes in interest rates that may have an adverse effect on the Group in the current reporting period and future years.

The Group’s primary interest rate relates to interest-bearing long-term borrowings. The interest rate and terms of repayment of bank loans are disclosed in note 11 of the consolidated financial statements.

The sensitivity analysis has been determined based on the exposure to interest rates for non-derivative instruments at the end of the reporting period and the stipulated change taking place at the beginning of the financial year and held constant throughout the reporting period in the case of instruments that have floating rates. A 50-basis point increase or decrease is used and represents management’s assessment of the reasonably possible change in interest rates.

(iii)	Liquidity risk management

In the management of the liquidity risk, the Group monitors and maintains a level of cash and cash equivalents deemed adequate by management to finance its operations and mitigate the effects of fluctuations in cash flows. The management monitors the utilization of bank borrowings and ensures compliance with loan covenants.

The following table details the Group’s contractual maturity for its non-derivative financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

	Interest rate	On demand or within 1 year	Over 1 year	Total undiscounted cash flow	Total carrying amount
	%	EUR	EUR	EUR	EUR
June 30, 2022
Non-interest bearing	-	479,988	-	479,988	479,988
Fixed interest rate instruments	0.75	6,346	19,039	25,385	25,000
Lease liabilities	0.75	86,660	278,625	365,285	359,113

December 31, 2022
Non-interest bearing	-	874,506	-	874,506	874,506
Fixed interest rate instruments	0.75	6,346	15,866	22,212	21,916
Lease liabilities	0.75-8.1	82,666	229,562	312,228	307,410
June 30, 2023
Non-interest bearing	-	128,910	-	128,910	128,910
Fixed interest rate instruments	0.75	6,203	15,713	21,916	21,916
Lease liabilities	-	4,697	-	4,697	4,697

(iv)	Fair value of financial assets and financial liabilities

The carrying amounts of financial assets and liabilities on the consolidated statements of financial position approximate their respective fair values due to the relatively short-term maturity of these consolidated financial instruments. The fair values of other classes of financial assets and liabilities are disclosed in the respective notes to consolidated financial statements.

(c)	Capital risk management policies and objectives

Management reviews the capital structure regularly to ensure that the Group will be able to continue as a going concern. The capital structure comprises only issued capital, reserves and retained earnings. As a part of this review, the management consider the cost of capital and the risks associated with each class of capital. Based on recommendations of the directors, the Group will balance its overall capital structure through the payment of dividends, new share issues as well as the issue of new debts or the redemption of existing debts. The Group’s overall strategy remains unchanged.